UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Gratry International Growth Fund
(Institutional Class: GGIGX)

SEMI-ANNUAL REPORT
November 30, 2016

Gratry International Growth Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Gratry International Growth Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.gratryfunds.com

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 95.5%
	BELGIUM – 1.2%
1,275	Anheuser-Busch InBev N.V. - ADR	$131,669

	CANADA – 7.0%
6,370	CGI Group, Inc.*	301,747
3,820	Shopify, Inc.*	159,180
6,370	Toronto-Dominion Bank	301,874
		762,801

	CHINA – 1.3%
635	NetEase, Inc. - ADR	142,304

	EUROPE – 5.3%
32,440	iShares MSCI Europe Financials - ETF	582,947

	GERMANY – 7.2%
8,490	Infineon Technologies A.G. - ADR	141,698
4,035	SAP S.E. - ADR	335,793
2,760	Siemens A.G. - ADR	310,803
		788,294

	HONG KONG – 2.5%
11,250	AIA Group Ltd. - ADR	274,612

	INDIA – 1.1%
1,910	HDFC Bank Ltd. - ADR	123,233

	IRELAND – 13.8%
3,395	Accenture PLC - Class A	405,465
930	Allergan PLC*	180,699
9,765	CRH PLC - ADR	323,319
4,035	ICON PLC*	305,208
3,693	Ryanair Holdings PLC - ADR*	294,849
		1,509,540

	ISRAEL – 5.8%
3,820	Check Point Software Technologies Ltd.*	314,501
3,185	Elbit Systems Ltd.	321,685
		636,186

	JAPAN – 16.5%
9,975	Honda Motor Co., Ltd. - ADR	296,657
47,140	Mitsubishi UFJ Financial Group, Inc. - ADR	282,840
5,665	Nippon Telegraph & Telephone Corp. - ADR	227,790
3,820	ORIX Corp. - ADR	303,384
8,918	Sony Corp. - ADR	259,246

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
8,900	WisdomTree Japan Hedged Equity Fund - ETF	$437,880
		1,807,797

	MEXICO – 1.4%
18,895	Cemex S.A.B. de C.V. - ADR*	147,570

	NETHERLANDS – 11.9%
25,900	ING Groep N.V. - ADR	351,463
14,563	Koninklijke Ahold Delhaize N.V. - ADR	285,653
3,820	NXP Semiconductor N.V.*	378,753
5,520	Royal Dutch Shell PLC - Class A - ADR	282,072
		1,297,941

	SINGAPORE – 4.9%
1,275	Broadcom Ltd.	217,375
22,290	Flex Ltd.*	317,409
		534,784

	SWITZERLAND – 2.3%
1,995	Chubb Ltd.	255,360

	UNITED KINGDOM – 13.3%
9,555	BP PLC - ADR	334,520
2,125	Delphi Automotive PLC	136,000
2,545	Diageo PLC - ADR	257,656
2,375	Randgold Resources Ltd. - ADR	170,715
8,915	Rio Tinto PLC - ADR	337,968
745	Shire PLC - ADR	130,077
3,050	Smith & Nephew PLC - ADR	86,833
		1,453,769

	TOTAL COMMON STOCKS (Cost $10,083,744)	10,448,807

Principal Amount
	SHORT-TERM INVESTMENTS – 4.3%
$475,032	UMB Money Market Fiduciary, 0.01%[1]	475,032

	TOTAL SHORT-TERM INVESTMENTS (Cost $475,032)	475,032

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Value
TOTAL INVESTMENTS – 99.8% (Cost $10,558,776)	$10,923,839

Other Assets in Excess of Liabilities – 0.2%	22,469
TOTAL NET ASSETS – 100.0%	$10,946,308

ADR – American Depository Receipt
PLC – Public Limited Company
ETF – Exchange Traded Fund

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Technology	25.7%
Financials	17.3%
Materials	9.0%
Consumer Discretionary	6.7%
Health Care	6.4%
Consumer Staples	6.2%
Industrials	5.8%
Energy	5.6%
Communications	3.5%
Total Common Stocks	86.2%
Exchange - Traded Funds	9.3%
Short-Term Investments	4.3%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $10,558,776)	$10,923,839
Receivables:
Dividends and interest	37,258
Due from Advisor	11,739
Prepaid expenses	8,855
Total assets	10,981,691

Liabilities:
Payables:
Shareholder servicing fees (Note 8)	2,091
Auditing fees	8,696
Fund accounting fees	6,152
Fund administration fees	3,748
Transfer agent fees and expenses	5,341
Custody fees	2,311
Trustees' fees and expenses	2,131
Chief Compliance Officer fees	1,875
Accrued other expenses	3,038
Total liabilities	35,383

Net Assets	$10,946,308

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,764,211
Accumulated net investment income	140,821
Accumulated net realized loss on investments	(3,323,787)
Net unrealized appreciation on investments	365,063
Net Assets	$10,946,308

Institutional Class:
Shares of beneficial interest issued and outstanding	1,132,105
Net asset value per share	$9.67

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENT OF OPERATIONS
For the Six Months ended November 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $9,130)	$159,381
Interest	26
Total investment income	159,407

Expenses:
Advisory fees	52,563
Fund administration fees	21,031
Fund accounting fees	19,121
Transfer agent fees and expenses	16,400
Registration fees	11,101
Auditing fees	8,798
Legal fees	7,989
Custody fees	6,940
Chief Compliance Officer fees	6,160
Shareholder reporting fees	4,668
Shareholder servicing fees (Note 8)	4,535
Trustees' fees and expenses	3,972
Miscellaneous	3,264
Insurance fees	602

Total expenses	167,144
Advisory fees waived	(52,563)
Other expenses absorbed	(24,473)
Net expenses	90,108
Net investment income	69,299

Realized and Unrealized Gain (Loss) from Investments:
Net realized loss on investments	(593,988)
Net change in unrealized appreciation/depreciation on investments	219,428
Net realized and unrealized loss on investments	(374,560)

Net Decrease in Net Assets from Operations	$(305,261)

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2016 (Unaudited)	For the year Ended May 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$69,299	$284,533
Net realized loss on investments	(593,988)	(2,116,089)
Net change in unrealized appreciation/depreciation on investments	219,428	(1,641,082)
Net decrease in net assets resulting from operations	(305,261)	(3,472,638)

Distributions to Shareholders:
From net investment income	-	(232,096)
From net realized gain	-	-
Total distributions to shareholders	-	(232,096)

Capital Transactions:
Institutional Class:
Net proceeds from shares sold	985,132	9,293,051
Reinvestment of distributions	-	181,195
Cost of shares redeemed[1]	(6,299,231)	(6,359,317)
Net increase (decrease) in net assets from capital transactions	(5,314,099)	3,114,929

Total decrease in net assets	(5,619,360)	(589,805)

Net Assets:
Beginning of period	16,565,668	17,155,473
End of period	$10,946,308	$16,565,668

Accumulated net investment income	$140,821	$71,522

Capital Share Transactions:
Institutional Class:
Shares sold	101,381	881,386
Shares reinvested		17,191
Shares redeemed	(647,341)	(611,088)
Net increase (decrease) in capital share transactions	(545,960)	287,489

[1]	Net of redemption fees of $87 and $104, respectively.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2016 (Unaudited)	For the year ended May 31, 2016	For the year ended May 31, 2015	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$9.87	$12.34	$11.61	$10.00
Income from Investment Operations:
Net investment income[1]	0.05	0.18	0.05	0.19
Net realized and unrealized gain (loss) on investments	(0.25)	(2.50)	0.77	1.41
Total from investment operations	(0.20)	(2.32)	0.82	1.60

Less Distributions:
From net investment income	-	(0.15)	(0.09)	-
From net realized gain	-	-	- [2]	-
Total distributions	-	(0.15)	(0.09)	-

Redemption fee proceeds[1]	-	- [2]	- [2]	0.01

Net asset value, end of period	$9.67	$9.87	$12.34	$11.61

Total return [3]	(2.03)%[4]	(18.85)%	7.19%	16.10%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,946	$16,566	$17,155	$11,734

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.22%[5]	2.09%	2.52%	5.24%[5]
After fees waived and expenses absorbed	1.20%[5]	1.20%	1.20%	1.20%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.10)%[5]	0.86%	(0.92)%	(2.22)%[5]
After fees waived and expenses absorbed	0.92%[5]	1.75%	0.40%	1.82%[5]
Portfolio turnover rate	41%[4]	87%	59%	51%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Unaudited)

Note 1 – Organization
Gratry International Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund is authorized to offer two classes of shares, the Investor Class (currently not available for purchase) and the Institutional Class. The Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2016 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filled in certain countries to recover a portion of the amounts previously withheld.  The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2016 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended May 31, 2014-2016, and as of and during the six months ended November 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Gratry & Company, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.70% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.20% of the average daily net assets of the Fund’s Institutional Class shares, respectively. This agreement is in effect until September 30, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended November 30, 2016, the Advisor waived all of its advisory fees and absorbed other expenses totaling $77,036.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  At November 30, 2016, the amount of these potentially recoverable expenses was $580,099.  The Advisor may recapture all or a portion of this amount no later than May 31 of the years stated below:

2017	$188,504
2018	170,140
2019	144,419
2020	77,036
Total	$580,099

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2016 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended November 30, 2016, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At November 30, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,732,181

Gross unrealized appreciation	$703,971
Gross unrealized depreciation	(512,313)
Net unrealized appreciation on investments	$191,658

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing difference in recognizing certain gains and losses in security transactions.

As of May 31, 2016, the components of accumulated earnings (deficit) on a tax basis for the funds were as follows:

Undistributed ordinary income	$71,522
Undistributed long-term gains	-
Tax accumulated earnings	71,522

Accumulated capital and other losses	$(2,556,394)
Unrealized depreciation on investments	(27,770)
Total accumulated deficit	$(2,512,642)

The tax character of distributions paid during the fiscal year ended May 31, 2016 were as follows:

	2016	2015
Distributions paid from :
Ordinary income	$232,096	$104,336
Net long-term capital gains	-	-
Total distributions paid	$232,096	$104,336

As of May 31, 2016, the Fund had a short-term capital loss carryover of $2,124,708 and long-term capital loss carryover of $431,686. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2016 (Unaudited)

Note 5 – Redemption Fees
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase.  For the six months ended November 30, 2016 and for the year ended May 31, 2016, the Fund received $87 and $104, respectively.

Note 6 – Investment Transactions
For the six months ended November 30, 2016, purchases and sales of investments, excluding short-term investments, were $5,860,144 and $11,020,110, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of a distribution fee at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. Institutional Class shares are not subject to any distribution fees under the Plan.

For the six months ended November 30, 2016, there were no distribution fees incurred by the Fund.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended November 30, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$9,427,980	$-	$-	$9,427,980
Exchange – Traded Funds*	1,020,827	-	-	1,020,827
Short-Term Investments	475,032	-	-	475,032
Total Investments	$10,923,839	$-	$-	$10,923,839

*
All common stocks and exchange – traded funds held in the Fund are Level 1 securities. For a detailed break-out of common stocks and exchange – traded funds by major country classification, please refer to the schedule of investments.

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period.  There were no transfers between levels at period end.

Gratry International Growth Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2016 (Unaudited)

Note 11 - Recently Issued Accounting Pronouncements
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

The Fund declared the payment of a distribution to be paid, on December 8, 2016, to shareholders of record on December 7, 2016 as follows:

	Short-Term Capital Gain	Long-Term Capital Gain	Income
Institutional Class:	None	None	$0.15816

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Gratry International Growth Fund
EXPENSE EXAMPLE
For the Six Months Ended November 30, 2016 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only);  and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Institutional Class	06/01/16	11/30/16	06/01/16 – 11/30/16
Actual Performance	$1,000.00	$979.70	$5.96
Hypothetical Performance	1,000.00	1,019.05	6.07

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period since inception).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

 Gratry International Growth Fund
A series of Investment Managers Series Trust

Investment Advisor
Gratry & Company LLC
3201 Enterprise Parkway, Suite 495
Beachwood, Ohio 44122

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Gratry International Growth Fund – Institutional Class	GGIGX	46141P 792

Privacy Principles of the Gratry International Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Gratry International Growth Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (855) 4GRATRY (855-447-2879).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Gratry International Growth Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 4GRATRY (855-447-2879)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/8/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/8/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/8/2017